Material Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employment benefits (excluding discretionary bonus)	$ 63,113	$ 94,374
Discretionary bonus
Share based payments	$ 870,000	$ 1,529,138